INCOME TAX	11 Months Ended
Dec. 02, 2021
INCOME TAX
INCOME TAX

NOTE 9 — INCOME TAX

The Company’s net deferred tax assets at December 2, 2021 and 2020 is as follows:

	December 2,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$38,800	$480
Startup/Organization Expenses	4,728,629	—
Total deferred tax assets, net	4,767,429	480
Valuation Allowance	(4,767,429)	(480)
Deferred tax assets, net of valuation allowance	$—	$—

The income tax provision (benefit) for the period from January 1, 2021 through December 2, 2021 and for the period from August 20, 2020 (inception) through December 31, 2020 consists of the following:

		For the period
		from
	For the period	August 20,
	from	2020
	January 1,	(inception)
	2021 through	through
	December 2,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred benefit	(4,773,438)	(480)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	4,773,438	480
Income tax provision	$—	$—

As of December 2, 2021 and December 31, 2020, the Company had $182,476 and $2,286 of U.S. federal net operating loss carryovers available to offset future taxable income. These net operating loss carryovers do not expire and may offset up to 80% of taxable income in any given year.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 1, 2021 through December 2, 2021 and for the period from August 20, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $4,773,438 and $480, respectively.

On March 27, 2020, the CARES Act was enacted in response to COVID-19 pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.

A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 2,	December 31,
	2021	2020
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(1.76)%	0.00%
Transaction costs incurred in connection with IPO	0.00%	0.00%
Fair value of warrant liability in excess of proceeds from Private Placement	0.00%	0.00%
Change in valuation allowance	(19.24)%	(21.00)%
Income tax provision	0.00%	0.00%

The Company files income tax returns in the U.S. federal jurisdiction. The Company’s tax returns since inception remain open to examination by the taxing authorities.